LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	July 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 14.3%
Diversified Telecommunication Services - 11.6%
CITIC Telecom International Holdings Ltd.	129,604	$42,027
Deutsche Telekom AG, Registered Shares	96,776	2,008,937
Elisa oyj	7,995	513,652
HKT Trust & HKT Ltd.	202,067	274,582
Nippon Telegraph & Telephone Corp.	63,200	1,613,831
Orange SA	142,050	1,582,522
Proximus SADP	14,687	301,730
Swisscom AG, Registered Shares	2,677	1,609,804
Telenor ASA	33,139	575,394

Total Diversified Telecommunication Services		8,522,479

Media - 0.2%
Eutelsat Communications SA	13,898	151,223

Wireless Telecommunication Services - 2.5%
SoftBank Corp.	139,200	1,813,088

TOTAL COMMUNICATION SERVICES		10,486,790

CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.1%
T-Gaia Corp.	4,900	87,999

Textiles, Apparel & Luxury Goods - 0.1%
Pacific Textiles Holdings Ltd.	73,016	39,556

TOTAL CONSUMER DISCRETIONARY		127,555

CONSUMER STAPLES - 15.5%
Food & Staples Retailing - 5.2%
Axfood AB	8,631	233,728
Koninklijke Ahold Delhaize NV	61,995	1,925,692
Tesco PLC	522,030	1,691,125

Total Food & Staples Retailing		3,850,545

Food Products - 3.0%
Danone SA	25,559	1,880,907
Orkla ASA	31,602	287,231

Total Food Products		2,168,138

Personal Products - 2.4%
Unilever PLC	31,171	1,796,013

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report	1

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Tobacco - 4.9%
British American Tobacco PLC	46,092	$1,717,773
Japan Tobacco Inc.	93,000	1,813,394
Scandinavian Tobacco Group A/S	2,826	57,890

Total Tobacco		3,589,057

TOTAL CONSUMER STAPLES		11,403,753

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Itochu Enex Co. Ltd.	5,500	50,314

FINANCIALS - 18.2%
Banks - 12.6%
Bank of Nova Scotia	27,780	1,732,870
Banque Cantonale Vaudoise, Registered Shares	1,292	115,329
BOC Hong Kong Holdings Ltd.	236,050	759,374
Canadian Imperial Bank of Commerce	16,583	1,927,101
DBS Group Holdings Ltd.	87,900	1,974,034
Oversea-Chinese Banking Corp. Ltd.	106,400	966,487
Seven Bank Ltd.	318,600	693,808
United Overseas Bank Ltd.	53,900	1,046,076
Valiant Holding AG, Registered Shares	401	41,724

Total Banks		9,256,803

Capital Markets - 0.4%
IGM Financial Inc.	5,705	201,218
Jupiter Fund Management PLC	25,046	94,161

Total Capital Markets		295,379

Insurance - 5.2%
Admiral Group PLC	17,421	823,524
Assicurazioni Generali SpA	44,743	893,998
Gjensidige Forsikring ASA	7,587	173,727
Legal & General Group PLC	73,670	267,744
Zurich Insurance Group AG	4,102	1,655,646

Total Insurance		3,814,639

TOTAL FINANCIALS		13,366,821

HEALTH CARE - 11.1%
Pharmaceuticals - 11.1%
GlaxoSmithKline PLC	97,196	1,915,966
Novartis AG, Registered Shares	19,115	1,769,134
Roche Holding AG	5,013	1,937,884
Roche Holding AG	1,519	651,982
Sanofi	18,128	1,867,589

TOTAL HEALTH CARE		8,142,555

See Notes to Schedule of Investments.

2	Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.8%
Air Freight & Logistics - 0.1%
Cia de Distribucion Integral Logista Holdings SA	3,744	$80,668

Construction & Engineering - 2.3%
ACS Actividades de Construccion y Servicios SA	14,556	382,493
Bouygues SA	18,056	695,638
Nishimatsu Construction Co. Ltd.	14,100	456,082
Sanki Engineering Co. Ltd.	9,500	129,321

Total Construction & Engineering		1,663,534

Industrial Conglomerates - 1.4%
CK Hutchison Holdings Ltd.	143,995	1,052,465

Machinery - 1.8%
Kone oyj, Class B Shares	15,504	1,283,617

Road & Rail - 1.5%
Aurizon Holdings Ltd.	393,177	1,115,558

Trading Companies & Distributors - 4.7%
ITOCHU Corp.	56,800	1,672,689
Mitsubishi Corp.	61,000	1,701,886
Nippon Steel Trading Corp.	1,400	59,699

Total Trading Companies & Distributors		3,434,274

TOTAL INDUSTRIALS		8,630,116

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
VTech Holdings Ltd.	9,893	98,024

MATERIALS - 4.8%
Metals & Mining - 4.8%
BHP Group Ltd.	45,729	1,797,965
Rio Tinto Ltd.	17,428	1,709,171

TOTAL MATERIALS		3,507,136

REAL ESTATE - 6.6%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Ascendas Real Estate Investment Trust	264,400	609,208
Charter Hall Long Wale REIT	33,752	122,062
Cofinimmo SA	832	134,472
Cromwell Property Group	180,447	116,058
CT Real Estate Investment Trust	10,358	141,719
Frontier Real Estate Investment Corp.	40	185,148
SmartCentres Real Estate Investment Trust	25,025	604,601
Waypoint REIT	193,297	373,678

Total Equity Real Estate Investment Trusts (REITs)		2,286,946

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report	3

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	SHARES	VALUE
Real Estate Management & Development - 3.5%
Allreal Holding AG, Registered Shares	455	$94,082
Cibus Nordic Real Estate AB	2,964	80,817
Henderson Land Development Co. Ltd.	57,657	257,821
Kerry Properties Ltd.	74,562	219,718
LEG Immobilien SE	3,321	525,138
Sun Hung Kai Properties Ltd.	73,384	1,051,014
Swiss Prime Site AG, Registered Shares	3,050	324,923
Yanlord Land Group Ltd.	44,400	36,724

Total Real Estate Management & Development		2,590,237

TOTAL REAL ESTATE		4,877,183

UTILITIES - 16.2%
Electric Utilities - 12.3%
CK Infrastructure Holdings Ltd.	29,721	179,560
CLP Holdings Ltd.	69,927	721,658
Emera Inc.	40,207	1,874,190
Fortis Inc.	36,633	1,660,348
Fortum oyj	37,491	1,033,177
Iberdrola SA	130,899	1,577,036
Okinawa Electric Power Co. Inc.	9,900	126,558
Power Assets Holdings Ltd.	67,349	435,058
Red Electrica Corp. SA	28,937	573,894
Terna SpA	107,881	857,612

Total Electric Utilities		9,039,091

Gas Utilities - 2.8%
Enagas SA	24,233	556,319
Italgas SpA	39,340	266,555
Snam SpA	201,488	1,219,471

Total Gas Utilities		2,042,345

Multi-Utilities - 1.1%
A2A SpA	264,941	562,517
ACEA SpA	3,102	72,316
Iren SpA	47,759	145,433

Total Multi-Utilities		780,266

TOTAL UTILITIES		11,861,702

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $67,280,870)		72,551,949

See Notes to Schedule of Investments.

4	Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

SECURITY	RATE	SHARES	VALUE
Short-Term Investments - 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost - $534,145)	0.010%	534,145	$534,145

TOTAL INVESTMENTS - 99.6% (Cost - $67,815,015)			73,086,094
Other Assets in Excess of Liabilities - 0.4%			316,955

TOTAL NET ASSETS - 100.0%			$73,403,049

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At July 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index Futures	3	9/21	$355,196	$347,910	$(7,286)

At July 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	175,850	CHF	161,591	Bank of New York Mellon	8/10/21	$(2,494)
USD	7,976,665	CHF	7,284,713	Bank of New York Mellon	8/10/21	(63,296)
USD	452,736	EUR	383,227	Bank of New York Mellon	8/10/21	(1,786)
USD	20,601,540	EUR	17,369,714	Bank of New York Mellon	8/10/21	390
USD	223,664	JPY	24,623,895	Bank of New York Mellon	8/10/21	(716)
USD	10,152,818	JPY	1,112,121,454	Bank of New York Mellon	8/10/21	18,836
USD	22,633	NOK	200,011	Bank of New York Mellon	8/10/21	(7)
USD	1,042,931	NOK	9,177,654	Bank of New York Mellon	8/10/21	4,091
USD	6,958	SEK	60,392	Bank of New York Mellon	8/10/21	(61)
USD	318,958	SEK	2,735,633	Bank of New York Mellon	8/10/21	987
USD	108,622	AUD	146,647	UBS Securities LLC	8/10/21	824
USD	4,991,672	AUD	6,720,817	UBS Securities LLC	8/10/21	51,260
USD	172,720	CAD	217,620	UBS Securities LLC	8/10/21	(1,605)
USD	7,932,985	CAD	9,955,008	UBS Securities LLC	8/10/21	(41,462)
USD	183,008	GBP	132,731	UBS Securities LLC	8/10/21	(1,539)
USD	8,328,191	GBP	6,051,756	UBS Securities LLC	8/10/21	(86,079)
USD	113,882	HKD	884,568	UBS Securities LLC	8/10/21	53
USD	5,184,083	HKD	40,274,092	UBS Securities LLC	8/10/21	1,487
USD	98,304	SGD	133,339	UBS Securities LLC	8/10/21	(166)
USD	4,500,103	SGD	6,089,341	UBS Securities LLC	8/10/21	3,192

Total						$(118,091)

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report	5

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	July 31, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Legg Mason International Low Volatility High Dividend ETF 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (NTR) (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$8,142,555	—	—	$8,142,555
Other Common Stocks	64,409,394	—	—	64,409,394
Total Long-Term Investments	72,551,949	—	—	72,551,949
Short-Term Investments†	534,145	—	—	534,145

Total Investments	$73,086,094	—	—	$73,086,094

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$81,120	—	$81,120

Total	$73,086,094	$81,120	—	$73,167,214

9

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$7,286	—	—	$7,286
Forward Foreign Currency Contracts††	—	$199,211	—	199,211

Total	$7,286	$199,211	—	$206,497

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

10